Note O - Stock Options (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of Options				Weighted average exercise	Weighted average remaining life	Aggregate intrinsic
	1999 Plan	2004 Plan	Non Plan	Total	price	(in years)	value

Outstanding, as of December 31, 2010	500,000	2,580,689	1,329,841	4,410,530	$0.25

Granted	—	845,000	—	845,000	0.14
Exercised	—	—	—	—	—
Forfeited	—	(210,000)	—	(210,000)	0.14
Expired	—	(383,853)	(257,265)	(641,118)	0.36
Outstanding, as of December 31, 2011	500,000	2,831,836	1,072,576	4,404,412	$0.22

Granted	—	600,000	—	600,000	0.09
Exercised	—	—	—	—	—
Forfeited	—	(164,623)	(365,378)	(530,001)	0.09
Expired	—	(504,941)	(707,198)	(1,212,139)	0.30
Outstanding, as of December 31, 2012	500,000	2,762,272	—	3,262,272	0.16	4.21	$2,325
Vested or expected to vest at December 31, 2012				2,972,404	0.16	4.04	$2,325
Exercisable at December 31, 2012				2,230,594	0.18	3.43	$2,325

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
			Options Outstanding			Options Exercisable
Range of exercise prices			Number of shares	Weighted average exercise price	Weighted average remaining life (in years)	Number exercisable	Weighted average exercise price
$ 0.08	-	0.21	2,852,272	$0.11	4.23	1,820,594	$0.12
0.22	-	0.40	70,000	0.40	4.02	70,000	0.40
0.41	-	0.68	340,000	0.46	4.02	340,000	0.46
$ 0.07	-	0.68	3,262,272			2,230,594

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	Three Months Ended September 30,	Three Months Ended September 30,
	2013	2012

Selling, general and administrative	$19,294	$5,637
Research, development and engineering	2,961	1,308
	$22,255	$6,945
	Nine Months Ended September 30,	Nine Months Ended September 30,
	2013	2012

Selling, general and administrative	$50,571	$19,022
Research, development and engineering	11,701	26,032
	$62,272	$45,054

	Year ended December 31,
	2012	2011

Selling, general and administrative	$22,502	$12,054
Research, development and engineering	27,340	45,126
	$49,842	$57,180